Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$2,392	$2,654,426

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	4,470	4,508,531
2.25%, 06/15/26 (Call 03/15/26)	905	928,449
2.75%, 02/01/26 (Call 01/01/26)	3,910	4,092,284
3.10%, 05/01/26 (Call 03/01/26)	991	1,056,218
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	280	283,564
2.13%, 08/15/26 (Call 05/15/26)	830	875,691
L3Harris Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	1,155	1,303,406
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	3,428	3,803,983
Raytheon Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	764	819,696
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	845	855,233
		18,527,055
Agriculture — 1.6%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	1,285	1,361,624
4.40%, 02/14/26 (Call 12/14/25)	1,136	1,289,905
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,546	1,651,947
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	1,896	2,031,204
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	1,878	1,893,907
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)(a)	1,510	1,640,479
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	880	874,870
2.75%, 02/25/26 (Call 11/25/25)	1,344	1,443,080
		12,187,016
Airlines — 0.2%
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	786	845,540
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26	171	180,517
Series 2014-2, Class A, 3.75%, 09/03/26	569	603,109
Series 2020-1, Class B, 4.88%, 01/15/26	14	14,676
		1,643,842
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	1,537	1,643,529

Auto Manufacturers — 1.3%
American Honda Finance Corp., 2.30%, 09/09/26	1,119	1,186,353
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	945	943,998
1.50%, 06/10/26 (Call 05/10/26)	85	85,281
4.00%, 10/06/26 (Call 07/06/26)	2,087	2,319,763
5.25%, 03/01/26 (Call 12/01/25)	1,730	2,005,070
PACCAR Financial Corp., 1.10%, 05/11/26	35	35,335
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	1,514	1,538,466
Toyota Motor Credit Corp.
0.80%, 01/09/26	1,034	1,027,972
1.13%, 06/18/26	660	663,353
		9,805,591
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	425	481,206
	Par
Security	(000)	Value

Banks — 23.6%
Banco Santander SA, 1.85%, 03/25/26	$665	$677,149
Bank of America Corp.
3.50%, 04/19/26	4,112	4,541,293
4.25%, 10/22/26	2,919	3,305,680
4.45%, 03/03/26	3,594	4,069,702
6.22%, 09/15/26	150	184,815
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	169	168,295
1.05%, 10/15/26 (Call 09/15/26)	550	550,121
2.45%, 08/17/26 (Call 05/17/26)	1,540	1,642,780
2.80%, 05/04/26 (Call 02/04/26)	1,628	1,760,080
Bank of Nova Scotia (The)
1.05%, 03/02/26	825	823,053
1.35%, 06/24/26	265	267,403
2.70%, 08/03/26(a)	2,577	2,764,193
Barclays PLC
4.38%, 01/12/26	3,843	4,336,249
5.20%, 05/12/26	3,262	3,762,880
BPCE SA, 3.38%, 12/02/26	1,039	1,148,729
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26 (Call 05/22/26)	145	145,445
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	4,822	5,257,571
3.40%, 05/01/26	2,759	3,036,721
3.70%, 01/12/26	1,106	1,228,102
4.30%, 11/20/26	1,977	2,249,292
4.60%, 03/09/26	2,448	2,803,058
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)(a)	1,162	1,294,038
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)(a)	1,136	1,220,939
Cooperatieve Rabobank U.A., 3.75%, 07/21/26(a)	2,250	2,492,302
Credit Suisse Group AG, 4.55%, 04/17/26	3,356	3,813,926
Deutsche Bank AG, 4.10%, 01/13/26	602	664,572
Deutsche Bank AG/New York NY
1.69%, 03/19/26	1,240	1,257,893
4.10%, 01/13/26	275	302,775
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	1,754	1,925,892
4.25%, 03/13/26	690	781,315
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	1,608	1,796,297
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	4,386	4,797,626
3.75%, 02/25/26 (Call 11/25/25)	3,006	3,331,760
HSBC Holdings PLC
3.90%, 05/25/26	3,765	4,195,001
4.30%, 03/08/26	3,423	3,876,411
4.38%, 11/23/26	2,641	2,986,654
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	4,322	4,673,854
3.20%, 06/15/26 (Call 03/15/26)(a)	2,589	2,833,298
3.30%, 04/01/26 (Call 01/01/26)	3,235	3,548,568
4.13%, 12/15/26	3,110	3,538,309
7.63%, 10/15/26	1,312	1,720,950
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	1,565	1,721,343
Lloyds Banking Group PLC, 4.65%, 03/24/26	2,404	2,737,747
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	2,013	2,155,883
3.85%, 03/01/26	3,755	4,216,114
Mizuho Financial Group Inc., 2.84%, 09/13/26	2,082	2,245,874

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Morgan Stanley
3.13%, 07/27/26	$4,767	$5,186,401
3.88%, 01/27/26	3,710	4,160,431
4.35%, 09/08/26	3,520	4,009,914
6.25%, 08/09/26(a)	1,418	1,760,518
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,973	2,119,791
3.38%, 01/14/26	1,594	1,766,471
Natwest Group PLC, 4.80%, 04/05/26	2,761	3,173,963
PNC Financial Services Group Inc. (The), 2.60%, 07/23/26 (Call 05/23/26)(a)	2,220	2,383,059
Royal Bank of Canada
0.88%, 01/20/26(a)	95	94,363
1.15%, 07/14/26	500	500,865
1.20%, 04/27/26	570	572,212
4.65%, 01/27/26	1,859	2,135,545
Santander Holdings USA Inc., 3.24%, 10/05/26 (Call 08/05/26)(a)	1,831	1,971,767
State Street Corp., 2.65%, 05/19/26	1,900	2,049,568
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	654	650,560
2.63%, 07/14/26	3,560	3,794,034
3.01%, 10/19/26(a)	1,687	1,834,494
3.78%, 03/09/26(a)	2,403	2,691,024
Toronto-Dominion Bank (The), 0.75%, 01/06/26(a)	397	394,082
Toronto-Dominion Bank. (The), 1.20%, 06/03/26	195	196,909
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	1,569	1,732,160
3.80%, 10/30/26 (Call 09/30/26)	1,378	1,553,819
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	1,997	2,185,537
Series V, 2.38%, 07/22/26 (Call 06/22/26)	2,174	2,315,419
Wachovia Corp., 7.57%, 08/01/26(b)	670	862,364
Wells Fargo & Co.
3.00%, 04/22/26(a)	4,793	5,199,015
3.00%, 10/23/26	5,292	5,742,032
4.10%, 06/03/26	3,671	4,136,997
Westpac Banking Corp.
1.15%, 06/03/26	165	166,581
2.70%, 08/19/26	1,972	2,136,327
2.85%, 05/13/26	2,750	2,992,825
		179,320,999
Beverages — 2.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	4,161	4,617,545
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	2,336	2,585,672
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	1,267	1,414,390
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	782	835,043
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	3,006	3,249,305
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	1,511	1,621,258
2.85%, 02/24/26 (Call 11/24/25)	1,206	1,307,569
		15,630,782
Biotechnology — 0.9%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)(a)	2,089	2,230,488
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	4,106	4,548,216
		6,778,704
	Par
Security	(000)	Value

Building Materials — 0.3%
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	$959	$1,067,568
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	956	1,042,595
		2,110,163
Chemicals — 1.1%
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	1,665	1,852,646
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	808	870,564
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)(a)	1,187	1,288,132
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)(a)	1,001	1,100,269
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	1,246	1,409,562
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	355	356,846
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)(a)	210	234,929
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	1,383	1,530,525
		8,643,473
Commercial Services — 0.8%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,845	1,842,177
4.80%, 04/01/26 (Call 01/01/26)	1,409	1,623,506
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)(a)	2,315	2,495,246
		5,960,929
Computers — 4.4%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	1,788	1,779,132
2.05%, 09/11/26 (Call 07/11/26)	3,287	3,452,500
2.45%, 08/04/26 (Call 05/04/26)	3,026	3,236,398
3.25%, 02/23/26 (Call 11/23/25)	4,074	4,479,689
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	2,873	3,344,775
6.02%, 06/15/26 (Call 03/15/26)	6,629	7,979,659
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	135	134,527
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)(a)	170	172,404
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)(a)	1,394	1,421,239
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)(c)	120	120,312
International Business Machines Corp.
3.30%, 05/15/26	4,685	5,177,112
3.45%, 02/19/26(a)	2,140	2,370,671
		33,668,418
Cosmetics & Personal Care — 0.5%
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	440	444,739
2.45%, 11/03/26	1,548	1,668,651
2.70%, 02/02/26	850	921,009
Unilever Capital Corp., 2.00%, 07/28/26(a)	986	1,036,375
		4,070,774
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	1,588	1,579,155
4.45%, 04/03/26 (Call 02/03/26)	810	894,370
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	575	580,371
2.88%, 01/15/26 (Call 12/15/25)	1,727	1,826,423
3.75%, 06/01/26 (Call 04/01/26)(a)	2,062	2,266,901
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	1,256	1,383,961
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)	1,961	2,152,335
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	995	1,077,286
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)(a)	760	861,057

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	$2,787	$3,086,240
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	1,854	1,854,167
1.15%, 05/13/26 (Call 04/13/26)	930	938,826
3.45%, 02/13/26 (Call 11/13/25)	565	626,116
Discover Financial Services, 4.50%, 01/30/26 (Call 11/30/25)	1,126	1,280,420
Invesco Finance PLC, 3.75%, 01/15/26(a)	608	675,500
Legg Mason Inc., 4.75%, 03/15/26(a)	675	787,037
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	1,586	1,740,238
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	1,247	1,401,578
Nomura Holdings Inc., 1.65%, 07/14/26	20	20,109
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)(a)	1,280	1,409,011
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	285	284,863
		26,725,964
Electric — 5.3%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	555	607,736
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)(c)	565	563,768
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	480	528,710
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	271	287,360
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)(a)	235	259,656
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	110	116,750
CenterPoint Energy Inc., 1.45%, 06/01/26 (Call 05/01/26)	115	116,398
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	872	959,880
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	741	800,984
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)(a)	665	711,883
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	280	283,214
Series D, 2.85%, 08/15/26 (Call 05/15/26)	688	739,194
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)(a)	1,246	1,339,824
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	1,089	1,186,956
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	2,611	2,786,407
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,696	1,863,955
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	895	980,902
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(a)	853	943,938
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,723	1,857,325
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	805	852,406
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	260	276,952
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)(a)	1,737	1,904,898
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	1,675	1,815,465
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)(a)	452	492,391
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)(a)	905	989,174
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/26 (Call 05/15/26)(a)	295	295,089
NextEra Energy Capital Holdings Inc., 3.25%, 04/01/26 (Call 02/01/26)	938	1,023,114
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	806	829,068
3.15%, 01/01/26	3,266	3,351,667
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	1,163	1,259,343
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	848	898,397
Public Service Electric and Gas Co., 0.95%, 03/15/26 (Call 02/15/26)	734	735,351
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	1,017	1,082,332
	Par
Security	(000)	Value

Electric (continued)
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	$677	$723,571
Southern California Edison Co., Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	591	590,533
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	2,517	2,748,765
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	140	138,862
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	902	965,014
Series N, 1.65%, 03/15/26 (Call 02/15/26)	305	311,442
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	293	320,469
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	895	973,456
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	900	988,902
		40,501,501
Electrical Components & Equipment — 0.2%
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)(a)	1,288	1,278,585

Electronics — 1.1%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	447	484,195
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	983	1,112,933
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	885	971,137
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	1,777	1,940,200
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)(a)	2,298	2,463,088
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	210	228,136
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	860	870,896
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)(c)	645	648,347
		8,718,932
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	1,419	1,530,548

Food — 1.4%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	245	269,174
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	621	662,719
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	763	832,769
Kellogg Co., 3.25%, 04/01/26(a)	1,040	1,140,391
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,510	1,611,170
3.50%, 02/01/26 (Call 11/01/25)(a)	906	1,000,813
McCormick & Co. Inc./MD, 0.90%, 02/15/26 (Call 01/15/26)	413	409,362
Mondelez International Inc., 3.63%, 02/13/26 (Call 12/13/25)	885	982,748
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)(a)	2,041	2,236,058
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	1,213	1,361,192
		10,506,396
Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	1,402	1,566,917

Gas — 0.4%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	862	1,003,531
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,040	1,113,237
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	685	745,835
		2,862,603
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 03/01/26 (Call 01/01/26)	743	819,782

Health Care - Products — 1.5%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	2,835	3,224,926
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(a)	1,120	1,196,765
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	1,376	1,534,749

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	$1,670	$1,845,934
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)(a)	1,971	2,142,162
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)(a)	1,355	1,466,232
		11,410,768
Health Care - Services — 0.9%
Anthem Inc., 1.50%, 03/15/26 (Call 02/15/26)	430	438,135
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	2,602	3,032,189
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	165	177,429
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	1,013	1,118,048
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	115	116,033
1.25%, 01/15/26	827	840,191
3.10%, 03/15/26	1,152	1,262,730
UPMC, Series 2021, 1.80%, 04/15/26 (Call 01/15/26)	35	35,451
		7,020,206
Holding Companies - Diversified — 1.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,406	1,417,487
3.88%, 01/15/26 (Call 12/15/25)	2,112	2,283,663
Bain Capital Specialty Finance Inc., 2.95%, 03/10/26 (Call 02/10/26)	180	185,690
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)	1,010	1,035,129
3.63%, 01/15/26 (Call 12/15/25)	830	884,240
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	1,526	1,593,922
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	608	632,873
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	625	637,962
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	635	657,695
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	1,583	1,664,430
4.25%, 01/15/26 (Call 12/15/25)	787	851,731
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	460	465,617
3.71%, 01/22/26 (Call 12/22/25)	683	709,002
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	706	718,793
		13,738,234
Home Builders — 0.3%
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	883	1,025,622
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	1,065	1,247,477
		2,273,099
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	773	839,223

Insurance — 3.5%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	267	269,069
2.88%, 10/15/26 (Call 07/15/26)	937	1,018,585
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	1,058	1,176,327
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)(a)	936	1,026,652
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	2,624	2,927,072
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	805	916,283
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	4,066	4,462,679
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)(a)	535	590,629
	Par
Security	(000)	Value

Insurance (continued)
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	$997	$1,135,453
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	671	762,451
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	715	798,033
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	1,138	1,274,469
Manulife Financial Corp., 4.15%, 03/04/26	1,710	1,937,909
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	1,310	1,461,593
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	30	39,415
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	843	948,249
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	725	790,555
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	1,452	1,484,205
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	750	842,880
Swiss Re America Holding Corp., 7.00%, 02/15/26	186	233,653
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(a)	876	991,597
Voya Financial Inc., 3.65%, 06/15/26	1,075	1,197,786
		26,285,544
Internet — 1.4%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	3,692	3,892,660
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	860	866,760
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)	405	410,998
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	1,738	1,934,012
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)	1,110	1,123,331
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	1,277	1,454,081
JD.com Inc., 3.88%, 04/29/26(a)	823	904,592
		10,586,434
Iron & Steel — 0.6%
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/21)(a)	1,070	1,114,694
Vale Overseas Ltd., 6.25%, 08/10/26(a)	2,592	3,116,776
		4,231,470
Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	904	1,016,856
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	1,767	1,864,008
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,203	1,288,040
Sands China Ltd., 3.80%, 01/08/26 (Call 12/08/25)	315	338,146
		4,507,050
Machinery — 1.0%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	382	382,646
2.40%, 08/09/26(a)	800	855,008
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	55	55,299
1.88%, 01/15/26 (Call 12/15/25)	635	651,904
John Deere Capital Corp.
0.70%, 01/15/26(a)	301	299,823
1.05%, 06/17/26	800	803,688
2.25%, 09/14/26	1,331	1,413,735
2.65%, 06/10/26	557	602,925
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)(a)	1,414	1,522,609
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	1,182	1,300,200
		7,887,837
Manufacturing — 0.7%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	941	1,000,114
General Electric Co., 5.55%, 01/05/26(a)	450	535,810

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	$1,914	$2,065,015
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	557	626,647
Trane Technologies Luxembourg Finance SA, 3.50%, 03/21/26 (Call 01/21/26)	734	809,536
		5,037,122
Media — 2.0%
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)(a)	3,356	3,662,671
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	1,573	1,803,256
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	615	687,822
TCI Communications Inc., 7.88%, 02/15/26	719	930,587
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	1,026	1,123,234
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,501	1,555,727
3.00%, 02/13/26	941	1,023,008
ViacomCBS Inc., 4.00%, 01/15/26 (Call 10/15/25)(a)	1,568	1,750,515
Walt Disney Co. (The)
1.75%, 01/13/26	1,687	1,742,890
3.38%, 11/15/26 (Call 08/15/26)	1,166	1,293,048
		15,572,758
Mining — 0.0%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	90	111,427

Oil & Gas — 4.0%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	2,000	2,179,840
3.41%, 02/11/26 (Call 12/11/25)	1,363	1,496,969
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	3,073	3,347,511
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)(a)	1,870	2,178,980
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	1,219	1,314,789
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)(a)	1,115	1,257,976
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	2,167	2,297,258
3.04%, 03/01/26 (Call 12/01/25)	3,857	4,202,896
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	1,660	1,922,811
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	1,337	1,578,476
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)	471	472,465
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	244	242,812
4.45%, 01/15/26 (Call 10/15/25)(a)	1,140	1,289,819
Shell International Finance BV
2.50%, 09/12/26(a)	1,855	1,979,990
2.88%, 05/10/26	1,985	2,158,032
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	2,032	2,206,224
		30,126,848
Packaging & Containers — 0.6%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(a)	1,162	1,283,894
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(c)	1,496	1,507,011
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)(a)	1,576	1,808,885
		4,599,790
Pharmaceuticals — 5.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	6,123	6,631,393
3.20%, 05/14/26 (Call 02/14/26)	2,468	2,687,306
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	130	131,021
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	1,772	1,746,341
Bristol-Myers Squibb Co., 3.20%, 06/15/26 (Call 04/15/26)	3,496	3,851,089
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	$640	$645,555
4.50%, 02/25/26 (Call 11/27/25)	2,141	2,445,514
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	2,430	2,623,550
3.00%, 08/15/26 (Call 06/15/26)	1,636	1,775,927
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	3,086	3,303,656
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	634	633,569
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	1,073	1,178,143
Pfizer Inc.
2.75%, 06/03/26(a)	2,320	2,533,231
3.00%, 12/15/26(a)	2,176	2,407,592
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	4,562	4,969,752
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	3,347	3,716,341
		41,279,980
Pipelines — 2.9%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	440	523,468
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	1,457	1,655,604
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	819	901,449
4.75%, 01/15/26 (Call 10/15/25)	1,610	1,816,853
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	1,300	1,445,054
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	461	532,321
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)	2,231	2,263,930
ONEOK Inc., 5.85%, 01/15/26 (Call 12/15/25)	1,323	1,567,265
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	780	852,673
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	1,120	1,264,928
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	2,231	2,653,328
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	1,003	1,095,306
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	1,321	1,525,702
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	2,054	2,609,052
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	1,042	1,184,817
		21,891,750
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	901	1,043,682

Real Estate Investment Trusts — 5.8%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	1,030	1,157,720
4.30%, 01/15/26 (Call 10/15/25)	525	594,473
American Campus Communities Operating Partnership LP,
3.30%, 07/15/26 (Call 05/15/26)	1,037	1,123,133
American Tower Corp.
1.60%, 04/15/26 (Call 03/15/26)	225	228,611
3.38%, 10/15/26 (Call 07/15/26)	1,752	1,918,282
4.40%, 02/15/26 (Call 11/15/25)	917	1,038,264
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	746	806,501
2.95%, 05/11/26 (Call 02/11/26)	707	767,236
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,119	1,202,276
3.65%, 02/01/26 (Call 11/03/25)	1,815	2,012,254

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)(a)	$400	$450,356
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	504	537,919
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(a)	757	784,116
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	175	172,748
3.70%, 06/15/26 (Call 03/15/26)	1,442	1,597,750
4.45%, 02/15/26 (Call 11/15/25)	1,418	1,607,899
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	560	603,098
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	478	522,263
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	350	352,674
2.90%, 11/18/26 (Call 09/18/26)	1,222	1,317,377
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)(a)	904	974,756
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	887	969,686
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)(a)	281	282,034
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26 (Call 01/15/26)	1,752	2,026,889
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	1,337	1,478,695
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	1,272	1,391,326
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	345	383,540
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)(a)	795	852,335
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	490	532,542
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	942	1,039,092
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	555	610,988
Office Properties Income Trust, 2.65%, 06/15/26 (Call 05/15/26)	70	71,978
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	921	1,056,516
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	666	735,817
Public Storage, 0.88%, 02/15/26 (Call 01/15/26)	332	331,485
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	105	103,896
4.13%, 10/15/26 (Call 07/15/26)	1,033	1,177,672
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,040	1,180,234
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	1,207	1,327,712
3.30%, 01/15/26 (Call 10/15/25)(a)	1,313	1,433,166
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	126	137,863
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	130	146,632
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	529	556,921
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	950	1,023,321
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)(a)	911	996,343
4.13%, 01/15/26 (Call 10/15/25)(a)	993	1,114,265
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)	1,219	1,416,076
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	95	97,432
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	1,223	1,385,500
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)(a)	639	726,115
		44,355,777
Retail — 2.9%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)	1,062	1,161,647
	Par
Security	(000)	Value

Retail (continued)
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	$1,995	$2,110,910
3.00%, 04/01/26 (Call 01/01/26)	2,182	2,385,690
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	2,639	2,812,409
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)(a)	3,134	3,491,965
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	894	991,526
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)(a)	784	774,443
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	1,461	1,553,993
Target Corp., 2.50%, 04/15/26(a)	1,422	1,532,148
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	1,776	1,880,624
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	668	732,008
Walmart Inc., 3.05%, 07/08/26 (Call 05/08/26)(a)	2,065	2,272,450
		21,699,813
Semiconductors — 2.6%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	1,621	1,804,400
Broadcom Inc.
3.46%, 09/15/26 (Call 07/15/26)	2,511	2,741,183
4.25%, 04/15/26 (Call 02/15/26)(a)	3,476	3,901,880
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)(a)	2,231	2,396,362
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	1,736	1,945,848
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(c)	925	932,992
Micron Technology Inc., 4.98%, 02/06/26 (Call 12/06/25)	1,130	1,307,410
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	1,530	1,691,828
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(c)	1,050	1,230,085
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(c)	1,448	1,614,534
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	315	320,702
		19,887,224
Software — 3.5%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,349	1,492,857
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	1,050	1,160,891
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	640	637,120
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,235	1,429,056
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	280	280,084
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	3,325	3,621,424
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	5,532	5,920,070
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,790	3,862,995
2.65%, 07/15/26 (Call 04/15/26)	4,454	4,728,856
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)(a)	1,326	1,489,894
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	2,225	2,232,765
		26,856,012
Telecommunications — 2.7%
AT&T Inc.
1.70%, 03/25/26 (Call 03/25/23)(a)	2,085	2,116,984
2.95%, 07/15/26 (Call 04/15/26)(a)	1,216	1,315,384
3.88%, 01/15/26 (Call 10/15/25)	996	1,112,522
4.13%, 02/17/26 (Call 11/17/25)	2,175	2,449,376
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	1,845	1,985,534
2.95%, 02/28/26	1,603	1,750,203
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	1,029	1,108,151
T-Mobile USA Inc., 1.50%, 02/15/26 (Call 01/15/26)	1,329	1,344,921

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Telecommunications (continued)
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	$2,745	$2,785,681
2.63%, 08/15/26	3,985	4,250,720
		20,219,476
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	1,231	1,358,507

Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)(a)	739	796,006
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	1,301	1,390,301
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	1,812	1,990,681
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(c)	55	54,954
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,246	1,392,841
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	1,580	1,710,113
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	1,093	1,177,642
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)(a)	795	855,237
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)	747	799,880
		10,167,655
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)(a)	595	646,592

Total Corporate Bonds & Notes — 98.8%
(Cost: $720,528,014)		751,272,413

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	49,914	49,939,443

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,337	$2,337,000
		52,276,443

Total Short-Term Investments — 6.9%
(Cost: $52,267,317)		52,276,443

Total Investments in Securities — 105.7%
(Cost: $772,795,331)		803,548,856

Other Assets, Less Liabilities — (5.7)%		(43,061,953)

Net Assets — 100.0%		$760,486,903

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,611,186	$29,334,416	(a)	$—	$(3,295)	$(2,864)	$49,939,443	49,914	$49,299	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,437,000	900,000	(a)	—	—	—	2,337,000	2,337	347		—
					$(3,295)	$(2,864)	$52,276,443		$49,646		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
July 31, 2021

Fair Value Measurements (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$751,272,413	$—	$751,272,413
Money Market Funds	52,276,443	—	—	52,276,443
	$52,276,443	$751,272,413	$—	$803,548,856